UNAUDITED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2015	Jun. 30, 2014
Cash Flows from Operating Activities
Net income		$ 263.4	$ 138.1
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		115.2	94.6
Amortization of deferred loan charges		14.4	10.5
Amortization of favorable contracts		24.1	0.0
Gain on bargain purchase	[1]	(39.6)	0.0
Unrealized loss on derivative financial instruments		8.0	66.0
Payment for long term maintenance		(19.5)	(31.7)
Deferred income tax (benefit) / expense		(3.5)	5.1
Accretion of discount on deferred consideration		7.7	0.0
Changes in operating assets and liabilities, net of effect of acquisitions:
Trade accounts receivable		54.0	(80.8)
Prepaid expenses and accrued income		0.8	0.0
Trade accounts payable		4.1	(18.4)
Related party balances		(29.1)	6.7
Other assets		26.2	9.7
Changes in deferred revenue		(2.0)	(12.9)
Other liabilities		(39.4)	(24.0)
Net cash provided by operating activities		384.8	162.9
Cash Flows from Investing Activities
Additions to drilling units		(8.5)	(1.1)
Acquisition of subsidiaries, net of cash acquired		(184.0)	(672.6)
Net cash used in investing activities		(192.5)	(673.7)
Cash Flows from Financing Activities
Net proceeds from long term debt		50.0	2,825.4
Repayments of long term debt		(44.9)	(454.9)
Repayments of related party debt		(22.3)	(1,574.3)
Debt fees paid		(0.3)	0.0
Contingent consideration paid		(3.6)	0.0
Repayments of revolving credit facility		0.0	(125.9)
Repayments of related party discount notes		0.0	(399.9)
Cash distributions		(217.0)	(360.0)
Proceeds on issuance of common units, net of fees		0.0	692.5
Proceeds on issuance of equity to related parties		0.0	341.5
Net cash (used in) / provided by financing activities		(238.1)	944.4
Effect of exchange rate changes on cash		0.8	0.0
Net (decrease) increase in cash and cash equivalents		(45.0)	433.6
Cash and cash equivalents at beginning of the period		242.7	89.7
Cash and cash equivalents at the end of period		197.7	523.3
Supplementary disclosure of cash flow information
Interest paid		(126.6)	(61.0)
Taxes paid		$ (30.2)	$ (21.5)

[1]	Includes transactions with related parties. Refer to Note 9 - Related Party Transactions.